CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended			12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (1,993,948)	$ (737,727)	$ (659,573)	$ (1,288,003)	$ (1,049,425)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs		14,000	$ 24,500	$ 28,000
Stock-based compensation	$ 381,076	470,185
Gain on revaluation of derivative warrant liability	(272,147)	(8,588)
Changes in operating assets and liabilities:
Prepaid expenses	(5,918)	9,174		$ (9,174)
Accounts payable	228,168	(66,320)	$ (52,964)	75,097	$ 70,214
Accrued expenses	(33,797)	56,764	(520)	3,033	(9,443)
Accrued interest	7,500	79,067	84,746	77,472	33,312
Due to related party	8,950	281	982	18,309	37,544
Net Cash Used In Operating Activities	$ (1,680,116)	$ (183,164)	(602,829)	$ (1,095,266)	(917,798)
Cash Flows From Investing Activities:
Payments to acquire trademarks					(2,024)
Net cash used in investing activities					(2,024)
Cash flows from financing activities:
Proceeds from convertible promissory notes				$ 225,000	$ 400,000
Proceeds from promissory notes			600,000	600,000
Proceeds from subordinated convertible promissory note				$ 350,000
Proceeds from sale of common stock		$ 50,000	$ 50,000		$ 500,000
Net proceeds from private placement	$ 1,079,053	$ 1,630,834
Deferred offering costs			$ (25,000)	$ (25,000)
Debt issuance costs				(42,000)
Net Cash Provided by Financing Activities	$ 1,079,053	$ 1,680,834	625,000	1,108,000	$ 900,000
Increase (Decrease) in Cash and Cash Equivalents	(601,063)	1,497,670	22,171	12,734	(19,822)
Cash and cash equivalents - beginning of period	1,552,060	54,390	1,272	41,656	61,478
Cash and cash equivalents - end of period	$ 950,997	$ 1,552,060	$ 23,443	$ 54,390	$ 41,656
Supplemental Disclosures of Cash Flow Information and Non-cash Transactions:
Interest paid
Income taxes paid
Fair value of warrants recorded as derivative warrant liability		$ 1,459,531
Conversion of convertible promissory notes and accrued interest into common stock	$ 633,333	1,836,813
Conversion of subordinated convertible promissory note and accrued interest into common stock		$ 394,245
Fair value of warrants issued in connection with private placement and recorded as derivative warrant liability	$ 538,051